Supplement to the
Fidelity® Broad Market Opportunities Fund
December 17, 2008
Prospectus

Effective on April 1, 2009, Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

BMO-09-01 April 1, 2009
1.857395.103

Supplement to the

Fidelity® Broad Market Opportunities Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2008

Effective on April 1, 2009, Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

BMOB-09-01 April 1, 2009
1.876858.102